Intangible assets	12 Months Ended
Dec. 31, 2022
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Intangible assets
Note 6. Intangible assets
Accounting policy
Capitalization of development expenses
In accordance with IAS 38 Intangible Assets, development expenses are recorded as intangible assets only if all the following criteria are met:

•	technical feasibility necessary for the completion of the development project;

•	intention on our part to complete the project and to utilize it;

•	capacity to utilize the intangible asset;

•	proof of the probability of future economic benefits associated with the asset;

•	availability of the technical, financial, and other resources for completing the project; and

•	reliable evaluation of the development expenses.
Other intangible assets
The other intangible assets we acquired with definite useful lives are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets, in the line Research and Development expenses or Selling, general and administrative expenses of the Statement of Consolidated Operations, depending on the use of the related asset.
The estimated useful lives are as follows:

•	Software: from 1 year to 3 years;

•	Patents: amortized from acquisition until legal protection expires, maximum of 20 years.
Cloud computing arrangements
On April 27, 2021, the IFRS Interpretations Committee (IC) issued a decision regarding the appropriate accounting treatment under IFRS Standards for fees paid to cloud services providers and related implementation costs which intends to clarify the accounting classification of these costs. Such costs, depending on their nature, may be either recognized as an intangible asset or recorded in operating expenses as incurred. The application of the IFRIC decision is considered as a change in accounting policy. Under IAS 8, the retrospective approach should be applied. However, the Company assessed the impact on its financial statements and decided not to restate its financial statements for 2020, given that the impact of the IFRIC decision application was not material.
For 2021, the application of the decision led to recording an impact of $
2.0
 million in operating expenses in the consolidated statement of operations, corresponding to the impact of the Company’s new ERP implementation costs incurred over the period.
For 2022, the application of the decision led to recording an impact of $
1.0
 million in operating expenses in the consolidated statement of operations, corresponding to the impact of the Company’s new ERP implementation costs incurred over the period.

Details of intangible assets

	Software and Patents	Assets under construction	Total
$ in thousands
Net book value as of January 1, 2020	431	677	1,108

Additions to intangible assets	558	(41)	517
Disposal of intangible assets	—	—	—
Reclassification	76	—	76
Depreciation expense	(206)	—	(206)
Translation adjustments	30	59	89

Net book value as of December 31, 2020	889	695	1,584

Gross value at end of period	3,309	695	4,004
Accumulated depreciation and impairment at end of period	(2,419)	—	(2,419)
Net book value as of January 1, 2021	889	695	1,584

Additions to intangible assets	—	956	956
Disposal of intangible assets	(310)	—	(310)
Reclassification	956	(956)	—
Depreciation expense	(304)	—	(304)
Translation adjustments	(19)	(54)	(72)

Net book value as of December 31, 2021	1,212	641	1,854

Gross value at end of period	3,437	641	4,078
Accumulated depreciation and impairment at end of period	(2,225)	—	(2,225)
Net book value as of January 1, 2022	1,212	641	1,854

Additions to intangible assets	8	—	8
Disposal of intangible assets	—	—	—
Reclassification	92	—	92
Depreciation expense	(492)	—	(492)
Translation adjustments	(10)	(37)	(47)
Assets held for sale (Note 4)	(697)	—	(697)

Net book value as of December 31, 2022	114	604	718

Gross value at end of period	2,357	604	2,961
Accumulated depreciation and impairment at end of period	(2,192)	—	(2,192)
Intangible assets mainly consist of electroporation technology patents acquired in 2011. Assets under construction primarily relates to the development of these patents. The 2020 and 2021 additions in intangible assets under construction corresponds to software expenditures.
Amounts reclassified corresponds to assets under construction put into service.